Lease liabilities - Additional information (Detail) $ in Millions	12 Months Ended
Dec. 31, 2019 ARS ($)
Lease liabilities [abstract]
Financial expenses resulting from lease contracts	$ 2,885
Financial expenses on leases	2,574
Financial expenses on leases capitalized in Property, plant and equipment	311
Non-current lease liabilities	40,391
Current lease liabilities	$ 21,389